Operating lease	12 Months Ended
Dec. 31, 2021
Operating lease
Operating lease

8.   Operating lease

The Company’s consolidated balance sheets include a right-of-use asset and a corresponding liability for operating lease contracts. The discount rate used to measure the lease liability is the incremental cost of borrowing since the rate implicit in the lease cannot be determined.

The liabilities described below are for the Company’s offices in Cork, Ireland, Singapore and Houston, Texas which are denominated in various currencies. The weighted average remaining term of the office leases as at December 31, 2021 was 4.1 years. Under ASC 842, the right-of-use asset is a nonmonetary asset and is remeasured into the Company’s reporting currency of the U.S. Dollar using the exchange rate for the applicable currency as at the adoption date of ASC 842. The operating lease liability is a monetary liability and is remeasured quarterly using the current exchange rates, with changes recognized in a manner consistent with other foreign-currency-denominated liabilities in general and administrative expenses in the consolidated statements of operations.

	As at December 31
	2021	2020
Operating lease, right-of-use asset	1,231,877	1,662,510
Total operating lease, right-of-use asset	1,231,877	1,662,510
Current portion of operating lease obligations	273,141	463,559
Non-current portion of operating lease obligations	722,085	1,034,218
Total operating lease obligations	995,226	1,497,777

	For the years ended December 31
	2021	2020	2019
Foreign exchange gain / (loss) on operating leases	71,917	(108,978)	73,207
Total foreign exchange gain / (loss) on operating leases	71,917	(108,978)	73,207

As at December 31, 2021, the Company had the following maturity of operating lease obligations:

As at
December 31
2021
2022	278,426
2023	248,031
2024	252,249
2025	256,547
2026	43,465
Total lease payments	1,078,718
Less imputed interest	(83,492)
Present value of lease liabilities	995,226